                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July, 31 2005

Date of reporting period: April 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 2005 (UNAUDITED)




      NUMBER OF
        SHARES                                                                                   VALUE
      ---------                                                                              --------------
                  COMMON STOCKS (89.4%)
                  Aerospace & Defense (2.9%)
        75,000    Boeing Co.                                                                 $    4,464,000
                                                                                             --------------

                  Apparel/Footwear Retail (1.7%)
       100,000    Foot Locker, Inc.                                                               2,666,000
                                                                                             --------------

                  Biotechnology (1.5%)
        40,000    Amgen Inc. *                                                                    2,328,400
                                                                                             --------------

                  Chemicals: Major Diversified (2.8%)
        95,000    Dow Chemical Co. (The)                                                          4,363,350
                                                                                             --------------

                  Chemicals: Specialty (2.9%)
        95,000    Praxair, Inc.                                                                   4,448,850
                                                                                             --------------

                  Computer Processing Hardware (3.3%)
        80,000    Apple Computer, Inc. *                                                          2,884,800
        65,000    Dell, Inc. *                                                                    2,263,950
                                                                                             --------------
                                                                                                  5,148,750
                                                                                             --------------

                  Contract Drilling (1.3%)
        75,000    Rowan Companies, Inc.                                                           1,989,750
                                                                                             --------------

                  Data Processing Services (1.7%)
        40,000    Global Payments Inc.                                                            2,590,400
                                                                                             --------------

                  Department Stores (1.8%)
        50,000    Federated Department Stores, Inc.                                               2,875,000
                                                                                             --------------

                  Drugstore Chains (2.3%)
        70,000    CVS Corp.                                                                       3,610,600
                                                                                             --------------

                  Electronic Production Equipment (1.6%)
       100,000    Lam Research Corp. *                                                            2,565,000
                                                                                             --------------

                  Financial Conglomerates (4.1%)
        60,000    American Express Co.                                                            3,162,000
        40,000    UBS AG (ADR) (Switzerland) *                                                    3,212,000
                                                                                             --------------
                                                                                                  6,374,000
                                                                                             --------------

                  Financial Publishing/Services (2.2%)
        40,000    McGraw-Hill Companies, Inc. (The)                                               3,483,200
                                                                                             --------------

                  Home Improvement Chains (2.9%)
       100,000    Sherwin-Williams Co.                                                            4,457,000
                                                                                             --------------

                  Hospital/Nursing Management (1.6%)
        70,000    Community Health Systems Inc. *                                                 2,551,500
                                                                                             --------------

                  Hotels/Resorts/Cruiselines (2.8%)
        70,000    Marriott International, Inc. (Class A)                                          4,392,500
                                                                                             --------------

                  Household/Personal Care (3.2%)
        95,000    Gillette Co. (The)                                                              4,905,800
                                                                                             --------------

                  Industrial Conglomerates (7.4%)
        30,000    Danaher Corp.                                                                   1,518,900
       170,000    General Electric Co.                                                            6,154,000
        50,000    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                     3,843,500
                                                                                             --------------
                                                                                                 11,516,400
                                                                                             --------------

                  Integrated Oil (3.1%)
        85,000    Exxon Mobil Corp.                                                               4,847,550
                                                                                             --------------

                  Investment Banks/Brokers (2.1%)
        30,000    Goldman Sachs Group Inc. (The)                                                  3,203,700
                                                                                             --------------

                  Major Banks (2.0%)
        70,000    Bank of America Corp.                                                           3,152,800
                                                                                             --------------

                  Major Telecommunications (2.9%)
        80,000    ALLTEL Corp.                                                                    4,556,800
                                                                                             --------------

                  Media Conglomerates (2.6%)
       150,000    Disney (Walt) Co. (The)                                                         3,960,000
                                                                                             --------------

                  Medical Specialties (3.0%)
        65,000    Bard (C.R.), Inc.                                                               4,626,050
                                                                                             --------------

                  Miscellaneous Commercial Services (3.0%)
        70,000    Corporate Executive Board Co. (The)                                             4,601,100
                                                                                             --------------

                  Multi-Line Insurance (1.0%)
        30,000    Safeco Corp.                                                                    1,580,100
                                                                                             --------------

                  Oil & Gas Production (2.0%)
        45,000    Occidental Petroleum Corp.                                                      3,105,000
                                                                                             --------------

                  Oilfield Services/Equipment (2.3%)
        45,997    National-Oilwell Varco, Inc. *                                                  1,827,901
        35,000    Weatherford International Ltd. (Bermuda) *                                      1,825,250
                                                                                             --------------
                                                                                                  3,653,151
                                                                                             --------------

                  Packaged Software (2.3%)
        45,000    Cognos, Inc. (Canada) *                                                         1,702,800
        75,000    Microsoft Corp.                                                                 1,897,500
                                                                                             --------------
                                                                                                  3,600,300
                                                                                             --------------

                  Pharmaceuticals: Major (3.8%)
        85,000    Johnson & Johnson                                                               5,833,550
                                                                                             --------------

                  Property - Casualty Insurers (2.5%)
        70,000    Allstate Corp. (The)                                                            3,931,200
                                                                                             --------------

                  Railroads (1.9%)
        95,000    Norfolk Southern Corp.                                                          2,983,000
                                                                                             --------------

                  Recreational Products (1.5%)
       100,000    Take-Two Interactive Software, Inc. *                                           2,353,000
                                                                                             --------------

                  Regional Banks (2.2%)
        40,000    Marshall & Ilsley Corp.                                                         1,705,600
        25,000    Zions Bancorporation                                                            1,750,750
                                                                                             --------------
                                                                                                  3,456,350
                                                                                             --------------

                  Restaurants (1.1%)
        70,000    Applebee's International, Inc.                                                  1,734,600
                                                                                             --------------

                  Semiconductors (2.1%)
       100,000    Marvell Technology Group, Ltd. (Bermuda) *                                      3,348,000
                                                                                             --------------

                  TOTAL COMMON STOCKS
                    (Cost $123,206,007)                                                         139,256,751
                                                                                             --------------

      PRINCIPAL
      AMOUNT IN
      THOUSANDS                                                                                  VALUE
      ---------                                                                              --------------
                  SHORT-TERM INVESTMENT (6.6%)
                  REPURCHASE AGREEMENT
       $10,263    Joint repurchase agreement account 2.945% due 05/02/2005
                  (dated 4/29/05 proceeds 10,265,519) (a)                                        10,263,000
                                                                                             --------------
                  (Cost $10,263,000)




                  TOTAL INVESTMENTS
                    (Cost $133,469,007) (b)                                        96.0%        149,519,751
                  OTHER ASSETS IN EXCESS OF LIABILITIES                             4.0           6,238,227
                                                                                  -----      --------------
                  NET ASSETS                                                      100.0%     $  155,757,978
                                                                                  =====      ==============




       ADR        American Depository Receipt.

        *         Non-income producing security.

       (a) Collateralized by federal agency and U.S. Treasury obligations.

       (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,051,646 and the aggregate gross unrealized depreciation is $3,000,902, resulting in net unrealized appreciation of $16,050,744.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.



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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005



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